Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss	$ (515)	$ (728)	$ 1,488	$ 2,064	$ 2,966	$ 1,139
Deemed dividend with respect to right for future investment					3
Net loss available to stockholders of Common Stock					$ (2,969)	$ (1,139)
Denominator:
Shares of common stock used in computing basic and diluted net loss per share	5,327,743	3,578,987	4,928,903	3,208,948	3,438,842	3,022,906
Net loss per share of Ordinary Share, basic and diluted	$ (0.1)	$ (0.2)	$ (0.3)	$ (0.64)	$ 0.86	$ 0.38